LONGTERM INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of long-term investments
	Fair Value December 31,		Movements in foreign	Fair value adjustments	Fair Value June 30,
	2020	Net Additions	exchange	for the period	2021
Talisker Resources Common Shares	$4,176	$-	$110	$68	$4,354
Silver Wolf Exploration Ltd. Common Shares	-	41	1	12	54
Silver Wolf Exploration Ltd. Warrants	-	76	3	23	102
	$4,176	$117	$114	$103	$4,510